UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
October 31, 2016

Aptus Behavioral Momentum ETF
Ticker: BEMO

Aptus Behavioral Momentum ETF

Aptus Behavioral Momentum ETF

Dear BEMO Shareholders,

Thank you for your investment in the Aptus Behavioral Momentum ETF, referred to herein as “BEMO”.  The information presented in this letter relates to BEMO’s performance from its inception date of June 8, 2016 through October 31, 2016.

BEMO seeks to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index (“the Index”).  The Index is designed to track the performance of 25 large US-traded equity securities.  The proprietary Index methodology, developed by Aptus Capital Advisors, quantitatively ranks large US companies based on a combination of momentum and irrational investor behavior and seeks exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate US Treasury Bonds dependent on the overall market environment.

For the period of June 8, 2016 through October 31, 2016, BEMO was down 1.20% at market and 1.32% at NAV.  This compares to the S&P 500 Index, a broad market index, that was up 1.10% during the same period.

The largest positive contributor to return for the period was Medivation Inc (MDVN), gaining 27.09% and adding 1.09% to the return of BEMO.  The second largest contributor was Nvidia Corp (NVDA), gaining 26.87% and adding 1.08% to BEMO.  The third largest contributor was Tyson Foods Inc (TSN), gaining 18.8% and adding 0.59% to the return of BEMO.

The largest negative contributor to return for the period was Newmont Mining (NEM), down 17.67% and detracting 0.74% from the return of BEMO.  The second largest negative contributor was Vereit Inc (VER), down 9.37% and detracting 0.37% from the return of BEMO.  The third largest negative contributor was Henry Schein (HSIC), down 8.57% and detracting 0.33% from the return of BEMO.

As a reminder, the Index is rebalanced on a rolling 28-day cycle.  The Index methodology is designed to adapt to the market environment by seeking exposure to individual names where market participants are pushing prices higher.  In addition, the Index methodology aims to provide built-in risk management designed to avoid most large negative market environments.

The uncertainty surrounding the upcoming presidential election and Federal Reserve’s interest rate decisions, among other things, will continue to be a focal point for the markets.  While we do not make predictions, our methodology is designed in an attempt to adapt accordingly.

Aptus Behavioral Momentum ETF

We appreciate your investment.  If we can ever elaborate on the underlying methodology of the Aptus Behavioral Momentum Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your investment in BEMO.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Investing involves risk. Principal loss is possible. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in small capitalization companies, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of an ETF are bought and sold at market price (rather than NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active changes at 4:00pm Eastern Time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Must be preceded or accompanied by a prospectus.

The Aptus Behavioral Momentum Index is designed to track the performance of 25 large US-traded equity securities. The proprietary index methodology developed by Aptus Capital Advisors quantitatively ranks large US companies based on a combination of momentum and irrational investor behavior and seeks to gain exposure to only the highest ranked stocks. The index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate Treasury Bonds dependent on the overall market environment. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Aptus Capital Advisors is the adviser to the Aptus Behavioral Momentum ETF, which is distributed by Quasar Distributors, LLC.

Aptus Behavioral Momentum ETF

PORTFOLIO ALLOCATION
As of October 31, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	48.2%
Finance and Insurance	16.1
Retail Trade	8.2
Utilities	8.0
Mining, Quarrying, and Oil and Gas Extraction	7.5
Administrative and Support and Waste
Management and Remediation Services	4.3
Wholesale Trade	3.9
Real Estate	3.5
Other Assets in Excess of Liabilities	0.3
Total	100.0%

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.7%

	Administrative and Support and Waste
	Management and Remediation Services – 4.3%
13,664	Waste Management, Inc.	$897,178

	Finance and Insurance – 16.1%
12,157	Cincinnati Financial Corporation	860,472
39,834	Fifth Third Bancorp	866,788
7,102	S&P Global, Inc.	865,379
22,785	TD Ameritrade Holding Corporation	779,475
		3,372,114
	Manufacturing – 48.2%
18,969	Activision Blizzard, Inc.	818,892
28,811	Applied Materials, Inc.	837,824
35,470	Corning, Inc.	805,524
10,653	Danaher Corporation	836,793
17,661	International Paper Company	795,275
24,245	Mattel, Inc.	764,445
14,022	Microchip Technology, Inc.	849,032
24,677	NetApp, Inc.	837,537
15,195	NVIDIA Corporation	1,081,276
12,437	QUALCOMM, Inc.	854,671
10,448	St. Jude Medical, Inc.	813,272
11,460	Tyson Foods, Inc.	811,941
		10,106,482
	Mining, Quarrying, and Oil and Gas Extraction – 7.5%
6,486	Cimarex Energy Company	837,537
19,719	Newmont Mining Corporation	730,392
		1,567,929
	Real Estate – 3.5%
78,504	VEREIT, Inc.#	737,937

	Retail Trade – 8.2%
1,143	Amazon.com, Inc. (a)	902,765
3,321	Ulta Salon Cosmetics & Fragrance, Inc. (a)	808,132
		1,710,897

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
October 31, 2016 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Utilities – 8.0%
20,978	Alliant Energy Corporation	$798,213
18,252	ONEOK, Inc.	883,945
		1,682,158
	Wholesale Trade – 3.9%
17,970	WestRock Company	830,034
	TOTAL COMMON STOCKS
	(Cost $21,069,443)	20,904,729
	TOTAL INVESTMENTS
	(Cost $21,069,443) – 99.7%	20,904,729
	Other Assets in Excess of Liabilities – 0.3%	65,421
	NET ASSETS – 100.0%	$20,970,150

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
#	Real Estate Investment Trust (“REIT”)

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2016 (Unaudited)

ASSETS
Investments in securities, at value (Cost $21,069,443)	$20,904,729
Cash	52,566
Dividends and interest receivable	26,571
Total assets	20,983,866

LIABILITIES
Management fees payable	13,716
Total liabilities	13,716

NET ASSETS	$20,970,150

Net assets consist of:
Paid-in capital	$21,489,635
Undistributed (accumulated) net investment income (loss)	106,724
Accumulated net realized gain (loss) on investments	(461,495)
Net unrealized appreciation (depreciation) on investments	(164,714)
Net assets	$20,970,150

Net asset value:
Net assets	$20,970,150
Shares outstanding^	850,000
Net asset value, offering and redemption price per share	$24.67

^  No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENT OF OPERATIONS
For the Period Ended October 31, 2016 (Unaudited)*

INCOME
Dividends	$160,158
Total investment income	160,158

EXPENSES
Management fees	53,434
Total expenses	53,434
Net investment income (loss)	106,724

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(461,495)
Change in unrealized appreciation (depreciation) on investments	(164,714)
Net realized and unrealized gain (loss) on investments	(626,209)
Net increase (decrease) in net assets resulting from operations	$(519,485)

*	Fund commenced operations on June 8, 2016. The information presented is for the period from June 8, 2016 to October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2016*
(Unaudited)
OPERATIONS
Net investment income (loss)	$106,724
Net realized gain (loss) on investments	(461,495)
Change in unrealized appreciation
(depreciation) on investments	(164,714)
Net increase (decrease) in net
assets resulting from operations	(519,485)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	21,489,635
Payments for shares redeemed	—
Net increase (decrease) in net assets derived
from capital share transactions (a)	21,489,635
Net increase (decrease) in net assets	$20,970,150

NET ASSETS
Beginning of period	$—
End of period	$20,970,150
Undistributed (accumulated)
net investment income (loss)	$106,724

(a)  A summary of capital share transactions is as follows:

Period Ended
October 31, 2016*
Shares
Subscriptions	850,000
Redemptions	—
Net increase (decrease)	850,000

*	Fund commenced operations on June 8, 2016. The information presented is for the period from June 8, 2016 to October 31, 2016.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2016(1)
	(Unaudited)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.16
Net realized and unrealized gain (loss) on investments	(0.49)
Total from investment operations	(0.33)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—
Total distributions	—

Net asset value, end of period	$24.67
Total return	(1.32	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$20,970

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	1.58	%(4)

Portfolio turnover rate(5)	87	%(3)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Aptus Behavioral Momentum ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s  shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index (the “Index”). The Fund commenced operations on June 8, 2016.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Markets® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,904,729	$—	$—	$20,904,729
Total Investments
in Securities	$20,904,729	$—	$—	$20,904,729

^ See Schedule of Investments for breakout of investments by sector.

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.
B.
Federal Income Taxes. The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended October 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

As of and during the period ended October 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2016, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the BATS Global Markets (“BATS”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to October 31, 2016, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

For the period ended October 31, 2016, the Fund paid Penserra Securities LLC, an affiliate of the Sub-Advisor, $214 for brokerage commissions.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended October 31, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $15,711,640 and $15,455,643, respectively.

During the period ended October 31, 2016, there were no purchases or sales of U.S. Government securities.

Aptus Behavioral Momentum ETF

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited) (Continued)

During the period ended October 31, 2016, in-kind transactions associated with creations were $21,274,940 and there were no redemptions.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended October 31, 2016. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the BATS exchange.  Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

Aptus Behavioral Momentum ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 18, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Aptus Behavioral Momentum ETF (the “Fund”), and
•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s Chief Compliance Officer (“CCO”) regarding his review of the Adviser’s compliance program and the Adviser’s experience managing separately managed accounts.

Aptus Behavioral Momentum ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and Fund marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, its investment philosophy and the ownership structure of the firm. The Board noted that it considered that the Adviser had not previously managed a registered investment company and had limited experience managing separately managed accounts, but also considered that an experienced investment sub-adviser would be primarily responsible for the day-to-day management of the Fund.

The Board also considered other services to be provided by the Adviser to the Fund, such as overseeing the activities of the Fund’s investment sub-adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund was, thus, not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index provided by the Adviser, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of Technology and Industrials Sectors and Multi-alternative Category funds (the “Sector Peer Group”), as well as U.S. Large Blend funds (the “Category Peer Group”), as reported by Morningstar. The Board noted that the estimated expense ratio for the Fund was higher than that of both its Sector Peer Group average and Category Peer Group average, although many of the peer group ETFs were significantly larger than the Fund would be at its inception. The Board further noted that each peer group contained a significant number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that, although each peer group included a small number of funds that were appropriate peer funds for the Fund, neither peer group overall closely reflected the nature of the underlying index. The Board considered that the Fund’s estimated expense ratio was reasonable based on the efforts of the Adviser to develop its proprietary index methodology.

Aptus Behavioral Momentum ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable.

The Board determined that the Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and the Sub-Adviser’s experience providing investment management services to other ETFs, including other series of the Trust.

Aptus Behavioral Momentum ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board further noted the expected involvement of a broker-dealer affiliated with the Sub-Adviser to execute portfolio transactions for the Fund. After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel, systems and compliance policies and procedures to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Sub-Advisory Agreement.

Costs of Services to be Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust. The Board also considered that the Sub-Adviser was likely to receive an immaterial amount of additional benefit from the use of an affiliated broker-dealer to execute portfolio transactions. The Board concluded that the proposed sub-advisory fee was reasonable.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. However, it was the consensus of the Board that based on the projected initial size of the Fund, meaningful economies will not have been reached and the matter of economies of scale would be revisited as the Fund’s size increases.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Aptus Behavioral Momentum ETF

EXPENSE EXAMPLE
For the Period Ended October 31, 2016 (Unaudited)

As a shareholder of Aptus Behavioral Momentum ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 8, 2016 – October 31, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 8, 2016	October 31, 2016	During the Period(1)
Actual	$1,000.00	$ 986.80	$3.11
Hypothetical (5% annual	$1,000.00	$1,019.81	$3.16
return before expenses)

(1)
The dollar amounts show as expenses paid during the period are equal to the annualized current period expense ratio, 0.79%, multiplied by the average value during the period, multiplied by the number of days in the most recent current period, 145 days, and divided by the number of days in the twelve month period, 365 days.

Aptus Behavioral Momentum ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aptusfund.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aptusfund.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUND’S TRUSTEES
(Unaudited)

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free at (800) 617-0004, or by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aptusfund.com.

Adviser
Aptus Capital Advisors, LLC
407 Johnson Avenue
Fairhope, Alabama 36532

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Behavioral Momentum ETF
Symbol – BEMO
CUSIP – 26922A784

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     January 6, 2017

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date     January 6, 2017

* Print the name and title of each signing officer under his or her signature.